Eaton Vance Tax-Managed Equity Asset Allocation Fund
                Eaton Vance Tax-Managed International Growth Fund
                    Eaton Vance Tax-Managed Mid-Cap Core Fund
               Eaton Vance Tax-Managed Multi-Cap Opportunity Fund
                Eaton Vance Tax-Managed Small-Cap Growth Fund 1.1
                Eaton Vance Tax-Managed Small-Cap Growth Fund 1.2
                  Eaton Vance Tax-Managed Small-Cap Value Fund
                       Eaton Vance Tax-Managed Value Fund
     Supplement to Statements of Additional Information dated March 1, 2002

                     Eaton Vance Tax-Managed Growth Fund 1.1
                     Eaton Vance Tax-Managed Growth Fund 1.2
      Supplement to Statements of Additional Information dated May 1, 2002

Effective October 1, 2002, Thomas E. Faust Jr. has replaced James B. Hawkes as President of the Trust. Duncan W. Richardson has replaced Mr. Hawkes as President of the Tax-Managed Growth ("Growth"), Tax-Managed International Growth ("International Growth"), Tax-Managed Multi-Cap Opportunity ("Multi-Cap Opportunity"), Tax-Managed Small-Cap Growth ("Small-Cap Growth") and Tax-Managed Value ("Value") Portfolios. Mr. Faust has also been elected Vice President of the Growth Portfolio. Michelle A. Alexander has replaced James L. O'Connor as Treasurer of the Growth, Tax-Managed Mid-Cap Core ("Mid-Cap Core"), Small-Cap Growth and Tax-Managed Small-Cap Value ("Small-Cap Value") Portfolios. Kristin
S. Anagnost has replaced Mr. O'Connor as Treasurer of the International Growth and Multi-Cap Opportunity Portfolios. Barbara E. Campbell has replaced Mr. O'Connor as Treasurer of the Value Portfolio. The following amends the biographical information in the Trustees and Officers tables under "Management and Organization":

                                                                                          Number of Portfolios
                     Position(s) with                                                        in Fund Complex
Name and                the Trust/     Term of Office and  Principal Occupation(s) During      Overseen By       Other Directorships
Date of Birth           Portfolio      Length of Service          Past Five Years              Trustee(1)               Held
-------------        ----------------  ------------------  ------------------------------  --------------------  -------------------
INTERESTED TRUSTEE

JAMES B. HAWKES         Trustee;        Trustee of the     Chairman, President and Chief        178                Director of EVC
11/09/41                President of    Trust - 1991;      Executive Officer of BMR,
                        Mid-Cap Core    Trustee of         Eaton Vance and their corporate
                        and Small-Cap   Growth             parent and trustee (EVC and EV);
                        Value           Portfolio-1997;    Director of EV; Vice President
                        Portfolios      of Small-Cap       and Director of EVD.  Trustee
                                        Growth and         and/or officer of 178 investment
                                        International      companies in the Eaton Vance Fund
                                        Growth             Complex.  Mr. Hawkes is an interested
                                        Portfolios -       person because of his positions with
                                        1998; of Multi-    BMR, Eaton Vance and EVC, which are
                                        Cap Opportunity    affiliates of the Trust and the
                                        Portfolio -        Portfolios.
                                        2000; of Value
                                        Portfolio -
                                        2001; President
                                        and Trustee of
                                        Mid-Cap Core
                                        and Small-Cap
                                        Value Portfolios-
                                        2001

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICER WHO ARE NOT TRUSTEES

Thomas E. Faust Jr.     President of the Trust          Since 2002              Executive Vice President and Chief Investment
5/31/98                 and Vice President of                                   Officer of Eaton Vance and BMR and Director of
                        the Growth Portfolio                                    EVC.  Officer of 49 investment companies managed
                                                                                by Eaton Vance or BMR.

                      Position(s) with the          Term of Office and
Name and Age            Trust/Portfolio             Length of Service           Principal Occupation(s) During Past Five Years
------------          --------------------          ------------------          ----------------------------------------------
PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

DUNCAN W. RICHARDSON    Vice President of the           For the Trust since     Senior Vice President and Chief Equity Investment
10/26/57                Trust; President of             2001; for the           Officer of Eaton Vance and BMR.  Officer of 40
                        the Growth,                     Portfolios since        investment companies managed by Eaton Vance or BMR.
                        International Growth,           2002
                        Multi-Cap Opportunity,
                        Small-Cap Growth, and
                        Value Portfolios

JAMES L. O'CONNOR       Treasurer of the Trust          Since 1989              Vice President of BMR, Eaton Vance and EVD.
04/01/45                                                                        Officer of 100 investment companies managed by
                                                                                Eaton Vance or BMR.

MICHELLE A. ALEXANDER   Treasurer of the Growth,        Since 2002              Vice President of BMR and Eaton Vance.  Officer
8/25/69                 Mid-Cap Core, Small-Cap                                 of 73 investment companies managed by Eaton Vance
                        Growth and Small-Cap                                    or BMR.
                        Value Portfolios

KRISTIN S. ANAGNOST     Treasurer of the                Since 2002              Vice President of BMR and Eaton Vance.  Officer
6/12/65                 International Growth                                    of 105 investment companies managed by Eaton Vance
                        and Multi-Cap                                           or BMR.
                        Opportunity Portfolios

BARBARA E. CAMPBELL     Treasurer of the                Since 2002              Vice President of BMR and Eaton Vance.  Officer
6/19/57                 Value Portfolio                                         of 178 investment companies managed by Eaton Vance
                                                                                or BMR.


October 9, 2002